Restatement of Previously Issued Financial Statements (Tables)	12 Months Ended
Dec. 31, 2020
Thunder Bridge Acquisition Il, Ltd.[Member]
Restatement of Previously Issued Financial Statements (Tables) [Line Items]
Schedule of condensed financial statements
	As Previously Reported	Adjustment	As restated
Balance sheet as of December 31, 2020
Warrant liability	$—	$97,181,794	$97,181,794
Total liabilities	13,001,751	97,181,794	110,183,545
Ordinary shares subject to possible redemption(1)	331,774,406	17,808,732	349,583,138
Class A ordinary shares	175	(175)	—
Additional paid in capital	2,416,020	(2,416,020)	—
Retained earnings (accumulated deficit)	2,582,948	(112,574,330)	(109,991,382)

Balance sheet as of December 31, 2019
Warrant liability	$—	$23,387,415	$23,387,415
Total liabilities	12,116,731	23,387,415	35,504,146
Ordinary shares subject to possible redemption(1)	331,272,961	16,187,891	347,460,852
Class A ordinary shares	162	(162)	—
Additional paid in capital	2,917,448	(2,917,448)	—
Retained earnings (accumulated deficit)	2,081,499	(36,657,665)	(34,576,166)

Statement of Operations for the year ended December 31, 2020
Change in warrant liability	$—	$(73,794,379)	$(73,794,379)
Net income (loss)	501,449	(73,794,379)	(73,292,930)
Basic and diluted weighted average shares outstanding	10,247,054	(1,622,054)	8,625,000
Basic and diluted net loss per share	(0.15)	(8.59)	(8.74)

Statement of Operations for the Period from February 13, 2019 (Date of Inception) through December 31, 2019
Change in warrant liability	$—	$1,538,409	$1,538,409
Net income (loss)	2,081,499	1,538,409	3,619,908
Basic and diluted weighted average shares outstanding	9,142,764	(705,264)	8,437,500
Basic and diluted net (loss) income per share	(0.03)	0.17	0.14

Statement of Cash Flows for the Year Ended December 31, 2020
Cash Flows from Operating Activities:
Net income (loss)	$501,449	$(73,794,379)	$(73,292,930)
Change in fair value of warrant liability	—	73,794,379	73,794,379

Statement of Cash Flows for the Period from February 13, 2019 (Date of Inception) through December 31, 2019
Cash Flows from Operating Activities:
Net income (loss)	$—	$1,538,409	$1,538,409
Change in fair value of warrant liability	—	(1,538,409)	(1,538,409)

(1)      Class A ordinary shares subject to possible redemption as Previously Reported as of December 31, 2020 and 2019 were 32,751,669 and 32,897,017, that are Adjusted by 1,748,331 and 1,602,983, respectively and are As Restated at 34,500,000 and 34,500,000, respectively.